Stockholders' Equity (Details 3) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of year		79,890	134,150	150,138
Granted		147,088
Exercised
Expired/cancelled		(147,088)	(133,150)	(15,988)
Outstanding, end of year		79,890	79,890	134,150
Exercisable, end of year		79,890	800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of year		$ 94.51	$ 85.22	$ 67.99
Granted		0.98
Exercised
Expired/cancelled			91.43	82.26
Outstanding, end of year		33.90	94.51	$ 85.22
Exercisable, end of year		$ 33.90	$ 75.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Life [Roll Forward]
Outstanding, beginning of year		7 years 9 months 18 days
Granted/vested		9 years 9 months 18 days
Outstanding, end of year		7 years 9 months 18 days
Exercisable, end of year		7 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Aggregate Intrinsic Value [Roll Forward]
Outstanding. beginning of year	[1]
Exercised	[1]
Outstanding. ending of year	[1]
Exercisable, end of year	[1]

[1]	The aggregate intrinsic value represents the total intrinsic value (the difference between the deemed fair value of the Company's Ordinary Shares on the last day of the second quarter of 2018 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2018. This amount is impacted by the changes in the fair value of the Company's shares.